Distribution of profit	12 Months Ended
Dec. 31, 2025
Distribution of profit
Distribution of profit
15.	Distribution of profit

Pursuant to the laws applicable to entities incorporated in the PRC, the PRC entities are prohibited from distributing their statutory capital and are required to appropriate from profit after tax, under accounting principles generally accepted in the PRC, to other non-distributable reserve funds after offsetting accumulated losses from prior years, until the cumulative amount of such reserve fund reaches 50% of the registered capital. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation at 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other fund is at the discretion of the subsidiaries. The PRC entities are also subject to certain restrictions with respect to transfers of any of their net assets to the Company and the Company does not have legal ownership in VIEs and VIEs’ subsidiaries.

The general reserve is used to offset future extraordinary losses. PRC entities may, upon a resolution passed by the shareholders, convert the general reserve into capital. The staff welfare and bonus reserve are used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law and are not distributable as cash dividends to the Company.

15.	Distribution of profit (Continued)

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The Company’s PRC entities transferred RMB150,120, RMB193,491 and RMB279,088 from current year’s net income to the general reserve during the years ended December 31, 2023, 2024 and 2025, respectively.

The balance of restricted net assets was RMB16.65 billion as of December 31, 2025.